CONVERTIBLE LOANS (2012 Debentures) (Details) (USD $)	6 Months Ended	12 Months Ended				6 Months Ended	0 Months Ended	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012	Jun. 30, 2012 Placement Agent [Member]	Apr. 05, 2012 Warrants Issued with Convertible Debentures [Member]	Jun. 30, 2012 Warrants Issued with Convertible Debentures [Member]	Jun. 30, 2012 8% Senior Secured Convertible Debentures [Member]	Apr. 05, 2012 8% Senior Secured Convertible Debentures [Member]	Jun. 30, 2012 Mandatory Default Amount [Member]
Debt Instrument [Line Items]
Debt maturity date									Apr. 05, 2014
Original aggregate principal amount									$ 11,702,128
Proceeds from issuance of convertible loan			1,073,000						11,000,000
Loan interest rate									8.00%		24.00%
Date of first required payment									July 1, 2012
Debt conversion price									$ 7.0
Conversion adjustment amount, conversion ratio									0.00021917808
Percent of stock price triggering forcible conversion									165.00%
Minimum trading volume triggering forcible conversion									1,100,000
Maximum percent of shares by any holder									4.99%
Maximum percent of shares owned by any holder, after notice									9.99%
Percent of holders required to elect default									60.00%
Percent of principal at which debt can be redeemed									112.00%
Direct transaction costs paid						1,200,000			1,394,000
Warrants Disclosures:
Number of shares called by warrants						78,078		835,866
Warrant exercise price						7.2		7.2
Warrant expiration date								Apr. 05, 2017
Payments for placement fees		1,014,000	78,000	11,000
Dividend yield							0.00%	0.00%
Expected term							5 years	4 years 9 months 3 days
Volatility							66.10%	69.60%
Risk-free interest rate							1.01%	0.72%
Fair Value Disclosures:
Contingently redeemable warrants	1,706,000				1,410,000			4,395,000	2,807,000	262,000
Embedded derivative									8,000
Beneficial conversion feature									3,790,000
2010 Convertible Debentures									8,185,000
Deferred debt issuance costs										$ 1,037,000